Income Taxes - Reconciliation of Federal Statutory Rate to Effective Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Federal statutory rate	35.00%	35.00%	35.00%
State, net of federal benefit	5.00%	10.00%	8.00%
State rate change due to acquisition	(2.00%)
Acquisition costs	4.00%
Noncontrolling interests	(7.00%)	(6.00%)	(3.00%)
Charitable contributions		(6.00%)	(5.00%)
Compensation			3.00%
Oil and natural gas percentage depletion	(5.00%)	(8.00%)	(10.00%)
Other	1.00%		2.00%
Effective tax rate	31.00%	25.00%	30.00%